Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfsmcpoppfd-20171204_SupplementTextBlock

SUPPLEMENT TO THE CLASS R6 PROSPECTUS
OF WELLS FARGO SMALL TO MID CAP STOCK FUNDS
For the Wells Fargo Small Cap Opportunities Fund (the "Fund")

The tables titled Annual Fund Operating Expenses and Example of Expenses in the "Fund Summary - Fees and Expenses" are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.92%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The Manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for R6 Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees

After:
1 Year	$94
3 Years	$310
5 Years	$545
10 Years	$1,217

(Wells Fargo Small Cap Opportunities Fund - Class R6) | (Wells Fargo Small Cap Opportunities Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Wells Fargo Small Cap Opportunities Fund - Class R6) | (Wells Fargo Small Cap Opportunities Fund) | Class R6
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.92%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,217

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The Manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for R6 Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees